UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

LIMITED TERM PORTFOLIO

FORM N-Q

JUNE 30, 2005

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS — 94.8%
Alabama — 2.7%
$5,000,000	AAA	Alabama State Public School & College Authority, FSA-Insured, 5.125% due 11/1/15 (a)	$5,345,200
3,040,000	AAA	Birmingham, AL, Airport Authority, Airport Revenue, MBIA-Insured, 5.500% due 7/1/16	3,169,291
7,000,000	AAA	Jefferson County, AL, Sewer Revenue, Refunding, Series B 8, 5.250% due 2/1/16 (a)	7,537,460
1,000,000	A-	Marshall County, AL, Health Care Authority Revenue, Series A, 6.250% due 1/1/22	1,087,340
2,540,000	AAA	Mobile, AL, 10.875% due 11/1/07 (b)	2,800,096
1,000,000	AAA	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/14	1,094,930

		Total Alabama	21,034,317

Alaska — 0.1%
1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)	1,066,860

American Samoa — 0.1%
1,000,000	A	Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08	1,069,030

Arizona — 0.8%
1,000,000	Aaa(d)	Arizona Educational Loan Marketing Corp., Educational Loan Revenue, 6.375% due 9/1/05 (c)	1,005,690
1,430,000	A-	Arizona Health Facilities Authority Revenue, Catholic Health Care West, Series A, 6.125% due 7/1/09	1,515,557
1,000,000	AAA	Arizona State University, Revenue Bonds, FGIC-Insured, Call 7/1/12 @ 100, 5.500% due 7/1/21 (e)	1,141,620
		Maricopa County, AZ, Hospital Revenue:
115,000	AAA	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	130,424
		St. Lukes Medical Center:
1,320,000	AAA	8.750% due 2/1/10 (b)	1,506,252
260,000	AAA	10.250% due 2/1/11 (b)	316,196
610,000	NR	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, Series B, 5.750% due 7/1/08 (f)	54,900
671,000	AAA	Pima County, AZ, Hospital Revenue, Tucson Medical Center, 10.375% due 4/1/07 (b)	731,471

		Total Arizona	6,402,110

Arkansas — 0.9%
495,000	AAA	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (b)	557,776
		Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100:
1,500,000	BBB	7.000% due 2/1/15 (e)	1,694,190
2,500,000	BBB	7.250% due 2/1/20 (e)	2,837,275
565,000	AAA	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	654,841
1,000,000	BB+	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (c)	1,115,510

		Total Arkansas	6,859,592

California — 3.7%
3,000,000	NR	Barona Band of Mission Indians, CA, 8.250% due 1/1/20	3,166,920

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
California (continued)
		California State:
$5,000,000	AAA	Department Water Resources Power Supply Revenue, Series A, 5.375% due 5/1/18 (a)	$5,561,750
5,000,000	AA-	Economic Recovery, Series A, 5.000% due 7/1/16 (a)	5,385,100
4,245,000	A-	Public Works Board Lease Revenue, Department of Corrections, Series A, 5.250% due 9/1/16 (a)	4,508,020
		Los Angeles, CA:
360,000	NR	COP Hollywood Presbyterian Medical Center, 9.625% due 7/1/13 (b)	451,544
8,000,000	AAA	Unified School District, RITES, MBIA-Insured, 5.375% due 7/1/17 (a)(g)	9,049,040
175,000	Aaa(d)	Pleasant Valley Hospital Building Corp., Camarillo California Hospital Revenue, 9.700% due 12/15/07 (b)	191,853
215,000	AAA	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	275,308
865,000	AAA	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	1,060,455

		Total California	29,649,990

Colorado — 1.6%
1,025,000	Ba1(d)	Colorado Educational & Cultural Facilities Authority Revenue, Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (e)	1,238,302
860,000	NR	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)	967,216
365,000	AA	Colorado HFA, Single-Family Mortgage Program, Senior Bonds, Series D-2, 6.900% due 4/1/29 (c)	384,400
		Denver, CO, City & County:
3,000,000	AAA	Excise Tax Revenue, Refunding, Series A, FSA-Insured, 5.500% due 9/1/14	3,279,630
1,480,000	AAA	Wastewater Revenue, FGIC-Insured, 5.250% due 11/1/14	1,656,031
2,200,000	AAA	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19	2,462,636
35,000	Aaa(d)	Loveland, CO, 8.875% due 11/1/05 (b)	35,703
2,500,000	AAA	Northwest Parkway Public Highway Authority, Series A, 5.500% due 6/15/16	2,785,325

		Total Colorado	12,809,243

Connecticut — 2.9%
5,000,000	AA	Connecticut State, Series D, Call 11/15/12 @ 100, 5.375% due 11/15/19 (a)(e)	5,669,200
		Connecticut State GO:
2,500,000	AAA	Series B, AMBAC-Insured, 5.250% due 6/1/18	2,880,725
5,000,000	AA	Series C, 5.000% due 12/15/11 (a)	5,495,650
2,000,000	A	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (c)	2,208,200
		Connecticut State Special Tax Obligation Revenue:
		RITES, FSA-Insured:
2,000,000	AAA	Series A, 8.265% due 10/1/09 (g)	2,440,360
2,000,000	NR	Series B, 8.625% due 10/1/09 (g)	2,421,400
2,000,000	AAA	Transportation Infrastructure, Series A, FSA-Insured, Call 7/1/10 @ 100, 5.375% due 7/1/16 (e)	2,267,700

		Total Connecticut	23,383,235

Delaware — 0.3%
404,000	AAA	Delaware State, Series A, Call 7/1/10 @ 100, 5.000% due 7/1/13 (e)	440,966
1,596,000	AAA	Delaware State GO, Series A, 5.000% due 7/1/13	1,722,084

		Total Delaware	2,163,050

Florida — 7.9%
655,000	NR	Bonita Springs, FL, Vasari Community Development District Revenue, Capital Improvement, Series B, 6.200% due 5/1/09	668,303
3,000,000	NR	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., Series A, 7.750% due 8/15/20	3,005,520

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida (continued)
$225,000	NR	Capital Region Community Development, Florida Development District Revenue, Capital Improvement, 5.950% due 5/1/06	$227,072
770,000	NR	Fishhawk Community Development District II Special Assessment Revenue, Series B, 5.000% due 11/1/07	777,700
		Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
1,790,000	AAA	5.250% due 11/1/13	1,985,880
3,175,000	AAA	5.250% due 11/1/16	3,543,522
1,500,000	AAA	Florida State Board of Education GO, Series A, 5.500% due 6/1/16	1,657,395
1,290,000	NR	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Meyers Project, Series B, 5.500% due 5/1/10	1,326,172
1,125,000	NR	Greyhawk Landing Community Development District, Florida Special Assessment Revenue, Series B, 6.250% due 5/1/09	1,157,895
		Hillsborough County, FL:
2,185,000	AA	Educational Facilities Authority Revenue, Refunding, University of Tampa Project, Radian-Insured, 5.750% due 4/1/18	2,371,599
3,500,000	AAA	School District Sales Tax Revenue, AMBAC-Insured, 5.375% due 10/1/15 (a)(e)	3,935,505
		Jacksonville Beach, FL, Utility Revenue:
2,470,000	AAA	7.900% due 10/1/14 (b)	3,001,816
2,145,000	Aaa(d)	5.000% due 4/1/18	2,296,544
1,500,000	NR	Killarney Community Development District Special Assessment Revenue, Series B, 5.125% due 5/1/09	1,519,125
5,160,000	AAA	Lee Memorial Health System Board of Directors, Florida Hospital Revenue, RITES, FSA-Insured, 5.750% due 4/1/13 (a)(g)	5,831,213
395,000	NR	Mediterra North Community Development District, Florida Capital Improvement Revenue, Series B, 6.000% due 5/1/08	403,631
1,000,000	BB+	Miami Beach, FL, Health Facilities Authority, Hospital Revenue, Mount Sinai Medical Center, Series A, 6.700% due 11/15/19	1,105,170
6,855,000	AAA	Miami, FL, Homeland and Defense/Neighborhood GO, 5.250% due 1/1/18 (a)	7,570,799
		Orange County, FL, Health Facilities Authority Revenue:
1,835,000	NR	First Mortgage, 8.875% due 7/1/21	1,881,719
2,000,000	A	Hospital Adventist Health Systems, 6.250% due 11/15/24	2,270,640
1,470,000	AA	Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 5.250% due 10/1/13	1,622,454
60,000	NR	Panther Trace Community Development District, Florida Special Assessment Revenue, Series B, 6.500% due 5/1/09	61,579
275,000	NR	Parklands West Community Development District, Florida Special Assessment Revenue, Series B, 6.000% due 5/1/06	277,005
3,000,000	AAA	Pasco County, FL, Optional Gas Tax Revenue, Refunding, FGIC-Insured, 5.250% due 8/1/11	3,328,020
890,000	NR	Port Saint Lucie, FL, Special Assessment Revenue, Series A, 6.375% due 9/1/11	934,838
1,185,000	NR	Renaissance Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/08	1,215,265
1,260,000	NR	Reunion East Community Development District, Florida Special Assessment Revenue, Series B, 5.900% due 11/1/07	1,286,926
3,965,000	NR	Sterling Hill, FL, Community Development District, Series B, 5.500% due 11/1/10 (a)	4,065,592
820,000	NR	Sumter Landing Community Development District Special Assessment Revenue, 6.250% due 5/1/13	872,505
195,000	AAA	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (b)	227,038

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida (continued)
		Village Community Development District North 5, Florida Special Assessment Revenue, Series B:
$45,000	NR	5.400% due 5/1/07	$45,587
2,030,000	NR	5.000% due 5/1/08	2,058,176
150,000	NR	Waterlefe Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/10	153,672

		Total Florida	62,685,877

Georgia — 2.2%
1,980,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	908,959
1,630,000	AAA	Fulton County, GA, Water and Sewer Revenue, 5.000% due 1/1/16	1,728,696
7,000,000	AAA	Georgia State, Series D, Call 10/1/10 @ 100, 5.750% due 10/1/13 (a)(e)	7,911,540
		Municipal Electronic Authority Revenue, Combustion Turbine Project, Series A:
2,415,000	AAA	MBIA-Insured, 5.250% due 11/1/19	2,532,997
85,000	AAA	Unrefunded Balance, MBIA-Insured, 5.250% due 11/1/19 (e)	89,838
2,500,000	Aaa(d)	Rockdale County, GA, Water & Sewer Authority Revenue, 5.000% due 7/1/20	2,723,500
1,320,000	NR	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	1,418,116

		Total Georgia	17,313,646

Hawaii — 0.6%
4,000,000	AAA	Hawaii State GO, Series CW, 5.375% due 8/1/15 (a)	4,436,800

Idaho — 0.2%
10,000	Aaa(d)	Idaho Falls, ID, Electric Revenue, 10.250% due 4/1/06 (b)	10,547
1,500,000	BB+	Nez Perce County, ID, PCR, Refunding, Potlatch Corp. Project, 6.125% due 12/1/07	1,564,575

		Total Idaho	1,575,122

Illinois — 6.2%
		Chicago, IL,:
2,000,000	AA+	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, Series A, Call 12/1/12 @ 101, 5.500% due 12/1/14 (e)	2,301,100
		O’Hare International Airport:
1,500,000	AAA	Second Lien Passenger Facility, Series B, AMBAC-Insured, 5.500% due 1/1/16	1,645,995
2,500,000	NR	Special Facilities Revenue, United Airlines Project, Series C, 6.300% due 5/1/16 (h)	369,775
		Chicago, IL, GO:
120,000	AAA	5.375% due 1/1/16	133,288
3,880,000	AAA	Project and Refunding, Series A, AMBAC-Insured, Call 7/1/12 @ 100, 5.375% due 1/1/16 (a)(e)	4,399,338
5,000,000	AAA	Refunding, Series A, 5.000% due 1/1/20 (a)	5,412,000
1,500,000	AAA	Series A, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 1/1/14 (e)	1,719,135
140,000	NR	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	158,099
		Cicero, IL:
2,415,000	AAA	GO, MBIA-Insured, 5.625% due 12/1/16	2,770,826
1,250,000	AAA	Tax Increment, Series A, XCLA-Insured, 5.250% due 1/1/20	1,367,163
3,000,000	Aaa(d)	Cook Kane Lake and Mc Henry Counties, IL, Community College, District North 512, William Rainey Harper College, Series A, 5.500% due 12/1/15	3,319,380
4,790,000	AAA	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, Series B, 7.100% due 12/1/15 (a)(b)	5,715,284

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois (continued)
		Illinois DFA Revenue:
$515,000	A	Debt Restructure-East St. Louis, 6.875% due 11/15/05	$521,422
2,000,000	Aaa(d)	Revolving Fund-Master Trust, 5.500% due 9/1/17	2,245,700
245,000	AAA	Illinois EFA Revenue, Chicago College of Osteopathic, 8.750% due 7/1/05 (b)	245,000
		Illinois Health Facilities Authority Revenue:
615,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	703,683
5,000,000	A	Order of St. Francis Healthcare System, 6.250% due 11/15/19 (a)	5,472,950
1,140,000	A	Passavant Memorial Area Hospital, 6.250% due 10/1/17	1,270,986
35,000	A	Victory Memorial Hospital Area Hospital Association Project, 7.500% due 10/1/06 (b)	36,145
5,000,000	AAA	Illinois State GO, First Series, 5.375% due 7/1/19 (a)	5,527,600
2,440,000	AAA	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/15	2,750,002
1,020,000	AAA	Northern, IL, University Revenue, Call 10/1/09 @ 100, 10.400% due 4/1/13 (e)	1,235,016

		Total Illinois	49,319,887

Indiana — 2.7%
1,720,000	AAA	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage, MBIA-Insured, Call 1/15/12 @ 100, 5.750% due 7/15/18 (e)	1,974,250
2,500,000	AAA	Hamilton County, IN, County Optional Income Tax Revenue, FSA-Insured, 5.250% due 1/10/20	2,637,725
720,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (b)	811,562
3,920,000	AAA	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (b)	5,285,807
3,000,000	AAA	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series A, 5.500% due 7/1/19	3,335,610
1,000,000	AAA	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13	1,208,010
		Madison County, IN, Hospital Authority Facilities Revenue:
675,000	AAA	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	776,466
345,000	AAA	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	392,862
1,075,000	AAA	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC-Insured, 5.500% due 7/15/18	1,184,123
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,131,660
1,670,000	AAA	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	1,966,175

		Total Indiana	21,704,250

Iowa — 1.2%
3,000,000	A1(d)	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,276,870
4,185,000	AAA	Muscatinem, IA, Electric Revenue, 9.700% due 1/1/13 (a)(b)	5,243,387
1,085,000	AAA	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC-Insured, 5.375% due 6/1/18	1,163,250

		Total Iowa	9,683,507

Kansas — 0.5%
4,000,000	BBB	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light Project, Refunding, 4.750% due 9/1/15 (a)(i)	4,127,320

Kentucky — 1.3%
3,000,000	NR	Kenton County, KY, Airport Board, Special Facilities Revenue, Mesaba Aviation Inc. Project, Series A, 6.625% due 7/1/19 (c)	2,622,270
5,000,000	AAA	Kentucky Property & Buildings, Call 10/1/11 @ 100, 5.375% due 10/1/19 (a)(e)	5,622,150

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Kentucky (continued)
$1,895,000	A	Pendleton County, KY, Multi-County Lease Revenue, Associated Countries Leasing Trust, Program A, 6.500% due 3/1/19	$1,899,453

		Total Kentucky	10,143,873

Louisiana — 1.3%
1,000,000	AAA	Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Series A, CONNIE LEE-Insured, 7.500% due 12/1/05	1,017,860
555,000	Aaa(d)	Jefferson Parish, LA, Home Mortgage Authority, Single-Family Mortgage Revenue, Series G, GNMA/FNMA-Collateralized, 6.300% due 6/1/32 (c)	587,889
625,000	NR	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (b)	685,344
1,480,000	AAA	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, Series A, AMBAC-Insured, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,660,027
385,000	AAA	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital, Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (b)	449,122
5,555,000	AAA	State of Louisiana, Series A, FGIC-Insured, 5.250% due 5/1/19 (a)	6,219,378

		Total Louisiana	10,619,620

Maryland — 0.6%
3,000,000	AA+	Anne Arundel County, MD, GO, 5.375% due 3/1/14	3,372,780
1,000,000	A	Maryland State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, 6.000% due 7/1/22	1,110,560

		Total Maryland	4,483,340

Massachusetts — 3.3%
1,700,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)(j)	1,964,945
1,140,000	Aaa(d)	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, Series A, Call 7/1/09 @ 102, 6.000% due 7/1/13 (e)	1,292,452
585,000	BBB-	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, Series A, 6.000% due 7/1/11	624,277
2,000,000	Aa3(d)	Massachusetts State, GAN, Series A, 5.750% due 6/15/15	2,241,140
		Massachusetts State, RITES, MBIA-Insured:
3,500,000	NR	Series PA 964-R, 8.505% due 11/1/09 (a)(e)(g)	4,350,430
1,500,000	AAA	Series PA 993-R, 8.485% due 5/1/09 (e)(g)	1,864,470
		Massachusetts State HEFA Revenue:
		Caritas Christi Obligation, Series B:
2,000,000	BBB	6.500% due 7/1/12	2,237,500
3,000,000	BBB	6.750% due 7/1/16	3,430,530
1,000,000	AAA	Harvard University, Series Z, 5.000% due 1/15/16	1,079,630
1,300,000	AAA	University of Massachusetts, Series C, 5.500% due 10/1/18	1,448,161
1,305,000	AAA	Massachusetts State IFA Revenue, University Commons Nursing, Series A, FHA-Insured, 6.550% due 8/1/18	1,438,228
1,515,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	2,147,800
2,000,000	AAA	Pittsfield, MA, GO, MBIA-Insured, 5.500% due 4/15/17	2,260,280

		Total Massachusetts	26,379,843

Michigan — 2.1%
1,165,000	NR	Allen Academy COP, 7.000% due 6/1/15	1,151,824
1,000,000	AAA	Carman-Ainsworth, MI, Community School District GO, FGIC-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/19 (e)	1,138,550
1,775,000	AA	Chippewa Valley, MI, Schools Administration Building, Q-SBLF-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/18 (e)	2,020,926
1,000,000	AAA	Holland, MI, Area Community Swimming Pool Authority GO, FGIC-Insured, Call 5/1/06 @ 100, 5.125% due 5/1/19 (e)	1,020,060
1,000,000	AAA	Michigan Municipal Bond Authority Revenue, School District City of Detroit, 5.000% due 6/1/16	1,106,060

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Michigan (continued)
$3,500,000	A-2	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Dow Chemical Project, 4.600% due 6/1/08	$3,637,655
1,000,000	AA	Mount Clemens, MI, Community School District, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.500% due 5/1/16 (e)	1,130,600
2,000,000	AAA	Southfield, MI, Library Building Authority GO, MBIA-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/24 (e)	2,221,760
2,985,000	NR	Wenonah Park Properties, Inc. Revenue, Michigan Bay City Hotel, 7.875% due 4/1/22	3,076,461

		Total Michigan	16,503,896

Minnesota — 1.2%
1,300,000	BB+	Maplewood, MN, Health Care Facilities Revenue, Health East Project, 5.950% due 11/15/06	1,315,925
1,000,000	A-	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	1,131,790
5,255,000	AAA	Minnesota Public Facilities Authority, Water PCR, Series A, 5.250% due 3/1/17 (a)	5,630,890
1,000,000	A	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, Series B, ACA/CBI-Insured, 5.850% due 11/1/17	1,051,920

		Total Minnesota	9,130,525

Missouri — 0.6%
40,000	AAA	Chillicothe, MO, Electric Revenue, AMBAC-Insured, 10.250% due 9/1/06 (b)	41,376
1,000,000	A-(k)	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11	1,086,060
1,500,000	Aaa(d)	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, Series A, 5.250% due 1/1/16	1,641,000
910,000	AA	Missouri State Housing Development Community, MFH Revenue, Series I, 5.500% due 12/1/15	973,691
35,000	BBB-	Nevada, MO, Waterworks Systems Revenue, 10.000% due 10/1/07 (b)	38,007
1,000,000	AAA	Saint Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, 5.625% due 7/1/16 (e)	1,119,590

		Total Missouri	4,899,724

Montana — 0.0%
95,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (b)	107,341

Nebraska — 0.0%
15,000	NR	Douglas County, NE, Hospital Authority Number 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)	17,405

Nevada — 1.0%
1,185,000	BBB+	Carson City, NV, Hospital Revenue, Carson-Tahoe Hospital Project, Call 12/1/06 @ 101, 6.000% due 9/1/14	1,323,562
3,000,000	AAA	Clark County, NV, School District, Building Renovation, Series B, FGIC-Insured, Call 6/15/07@ 101, 5.250% due 6/15/17 (e)	3,173,940
2,500,000	AAA	Las Vegas New Convention & Visitors Authority Revenue, AMBAC-Insured, Call 7/1/09 @ 101, 6.000% due 7/1/14 (e)	2,812,025
865,000	AAA	Nevada Housing Division, Multi-Unit Housing, Saratoga Palms, FNMA-Collateralized, 6.250% due 10/1/16 (c)	892,256

		Total Nevada	8,201,783

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
New Hampshire — 0.8%
		New Hampshire HEFA Revenue:
$3,470,000	A	Covenant Healthcare System, 6.500% due 7/1/17 (a)	$3,990,257
900,000	AAA	University System of New Hampshire, AMBAC-Insured, 5.375% due 7/1/16	1,001,862
1,000,000	AA	New Hampshire State GO, Capital Improvement, Series A, 5.125% due 10/1/17	1,063,250

		Total New Hampshire	6,055,369

New Jersey — 4.0%
2,200,000	AAA	Casino Reinvestment Development Authority, NJ Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/14	2,431,968
3,440,000	NR	Delaware River Port Authority Pennsylvania and New Jersey, RITES, Series 964, FSA-Insured, 8.494% due 1/1/10 (a)(g)	4,330,134
		New Jersey Health Care Facilities Financing Authority Revenue:
320,000	AAA	Hackensack Hospital, 8.750% due 7/1/09 (b)	353,213
3,000,000	BBB-	Trinitas Hospital Obligation Group, 7.375% due 7/1/15	3,437,190
3,500,000	AAA	New Jersey State EDA Lease Revenue, Office Building Projects, Series A, 5.000% due 6/15/18 (a)	3,854,095
		New Jersey State Transportation Trust Fund Authority, RITES, MBIA-Insured:
2,500,000	NR	Series PA 958R, 9.495% due 12/15/09 (e)(g)	3,293,250
1,000,000	NR	Series PA 958R-B, 9.495% due 12/15/09 (e)(g)	1,317,300
		New Jersey State Transportation Trust Fund Authority, Transportation Systems, Series B, MBIA-Insured:
5,350,000	AAA	5.250% due 12/15/14 (a)	6,051,171
1,890,000	AAA	Call 12/15/11@100, 6.000% due 12/15/19 (e)	2,189,849
		New Jersey State Turnpike Authority Revenue:
725,000	AAA	6.750% due 1/1/09 (b)	743,248
295,000	AAA	6.000% due 1/1/14 (b)	325,648
3,095,000	Aaa(d)	Passaic Valley, NJ, Sewage Commissioners Sewer System, Series E, AMBAC-Insured, 5.625% due 12/1/17	3,435,852
205,000	AAA	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	260,368

		Total New Jersey	32,023,286

New Mexico — 0.0%
150,000	AAA	Farmington, NM, Utilities Systems Revenue, AMBAC-Insured, 9.875% due 1/1/08 (b)	162,999

New York — 4.8%
1,000,000	Baa3(d)	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, Series A, 6.000% due 7/1/19	1,089,490
2,500,000	A+	New York City, NY, GO, Series A, 6.250% due 8/1/08	2,623,050
1,000,000	AAA	New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, FSA-Insured, 5.500% due 2/15/19	1,115,800
		New York City, NY, IDA:
1,360,000	NR	Civic Facility Revenue, Community Hospital Brooklyn, 6.875% due 11/1/10	1,414,672
1,090,000	NR	Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	1,135,191
		New York State Dormitory Authority Revenue:
1,000,000	AAA	Columbia University, Series B, 5.250% due 7/1/17	1,112,210
1,000,000	Baa2(d)	Lenox Hill Hospital Obligated Group, 5.750% due 7/1/17	1,091,850
1,780,000	AA	Marymount Manhattan College, Radian-Insured, 6.375% due 7/1/14	2,007,733
5,000,000	AAA	Mental Health Services Facilities, 5.000% due 2/15/18 (a)	5,491,700
2,500,000	AAA	School Districts Financing Programs, Series D, MBIA-Insured, 5.500% due 10/1/17	2,825,575
1,715,000	AAA	State University Educational Facilities, MBIA-Insured, 6.000% due 5/15/15	1,946,594
2,000,000	AAA	State University Educational Facilities, Third Generation, Series A, FGIC-Insured, 5.500% due 5/15/17	2,353,460
1,950,000	NR	Suffolk County, NY, IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association, Series A, 7.750% due 1/1/22	2,042,138

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York (continued)
		Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1:
$6,000,000	AA-	5.500% due 6/1/14 (a)	$6,443,040
5,000,000	AA-	5.500% due 6/1/16 (c)	5,432,650

		Total New York	38,125,153

North Carolina — 3.4%
745,000	NR	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8-Insured, Call 11/1/09 @ 100, 10.500% due 5/1/11 (e)	903,141
3,000,000	AAA	Guilford County, NC, Public Improvement, Series B, Call 10/1/10 @ 102, 5.250% due 10/1/15 (e)	3,369,780
		North Carolina Eastern Municipal Power Agency, Power Systems Revenue:
550,000	A	Series B, ACA/CBI-Insured, 5.650% due 1/1/16	592,389
2,000,000	BBB	Series D, 5.500% due 1/1/14	2,203,480
		North Carolina Municipal Power Agency Number 1, Catawba Electricity Revenue:
3,750,000	AAA	10.500% due 1/1/10 (b)(j)	4,447,125
3,000,000	A	Series B, ACA-CBI-Insured, 6.375% due 1/1/13	3,380,880
5,000,000	AAA	Series B, MBIA-Insured, 5.250% due 1/1/18 (a)	5,495,850
		North Carolina State:
3,000,000	AAA	Public Improvement, Series A, Call 3/1/09 @ 102, 5.100% due 9/1/16 (e)	3,343,950
3,000,000	AAA	Series A, Call 9/1/10 @ 102, 5.250% due 3/1/18 (e)	3,296,580

		Total North Carolina	27,033,175

Ohio — 6.2%
5,450,000	AAA	Butler County, OH, Transportation Improvement District, Series A, 5.125% due 4/1/17 (a)	5,797,220
1,750,000	AAA	Cleveland, OH, Public Power Systems Revenue, AMBAC-Insured, 5.500% due 11/15/15	1,954,225
		Cuyahoga County, OH, Hospital Facilities Revenue, Canton, Inc. Project:
3,400,000	AA+	5.000% due 12/1/15 (a)	3,809,870
2,275,000	BBB	GO, 6.750% due 1/1/10	2,484,687
195,000	AAA	Erie County, OH, Hospital Improvement Revenue, Sandusky Memorial Hospital, 8.750% due 1/1/06 (b)	200,725
2,280,000	NR	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)	2,972,276
1,500,000	Aaa(d)	Hamilton County, OH, Sales Tax Revenue, Series B, AMBAC-Insured, 5.250% due 12/1/18	1,629,690
1,240,000	AAA	Jackson, OH, Local School District, Stark & Summit Counties, FSA-Insured, 5.000% due 12/1/18	1,361,805
1,105,000	AAA	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	1,241,854
175,000	AAA	Lima, OH, Hospital Revenue, St. Rita Hospital of Lima, 7.500% due 11/1/06 (b)	181,267
1,410,000	Aaa(d)	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA-Insured, 5.500% due 12/1/16	1,570,458
2,775,000	AA	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14	3,055,497
5,000,000	BB+	Ohio State Air Quality Development Authority Revenue, Refunding, Cleveland Pollution Control, Series A, 6.000% due 12/1/13 (a)	5,311,200

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio (continued)
		Ohio State Building Authority, Series A:
$3,000,000	AA	Call 10/1/09 @101, 5.375% due 10/1/14 (e)	$3,310,290
3,600,000	AAA	State Facilities-Administration Building Fund, FSA-Insured, 5.500% due 10/1/14 (a)	4,025,700
		Ohio State Water Development Authority Revenue:
5,990,000	AAA	9.375% due 12/1/10 (a)(b)	6,812,846
885,000	AAA	Safe Water, Series 3, 9.000% due 12/1/10 (b)	1,005,484
1,960,000	AAA	University of Akron, OH, General Receipts Bonds, AMBAC-Insured, 5.250% due 1/1/17	2,062,018

		Total Ohio	48,787,112

Oklahoma — 0.6%
2,750,000	AA	Oklahoma DFA Revenue, Refunding, St. John’s Health Systems, 5.750% due 2/15/18	3,006,685
1,725,000	AAA	Tulsa, OK, Airport Improvement Trust General Revenue, Series A, 6.000% due 6/1/14 (c)	1,908,661

		Total Oklahoma	4,915,346

Oregon — 1.8%
1,000,000	AA	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health Systems, 5.750% due 5/1/16	1,110,580
1,500,000	BBB	Klamath Falls, OR, Intercommunity Hospital Authority Revenue, Merle West Medical Center Project, 6.125% due 9/1/22	1,610,850
3,320,000	Aa2(d)	Multnomah County, OR, Series A, Call 4/1/10 @ 100, 5.250% due 4/1/14 (e)	3,645,825
		Oregon State Department Administrative Services Lottery Revenue:
1,375,000	AAA	Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/14	1,563,416
3,500,000	AAA	Series B, 5.250% due 4/1/15	3,775,240
2,335,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections, Inc. Project, 7.000% due 3/1/12 (c)	2,516,943

		Total Oregon	14,222,854

Pennsylvania — 7.3%
3,000,000	AAA	Allegheny County, PA, Port Authority Special Revenue, FGIC-Insured, 5.500% due 3/1/16	3,329,820
1,195,000	NR	Berks County Municipal Authority, Phoebe Berks Village Inc. Project, Call 5/15/06 @ 102, 7.500% due 5/15/13 (e)	1,265,792
2,175,000	BBB-	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (c)	2,342,475
2,500,000	Aaa(d)	Central Bucks, PA, School District, FGIC-Insured, 5.500% due 5/15/19	2,792,725
1,070,000	A	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,189,337
1,920,000	NR	Dauphin County, PA, General Authority Revenue, Office and Packaging, 5.500% due 1/1/08	1,916,467
1,750,000	AAA	Greater Johnstown, PA, GO, School District, Series B, MBIA-Insured, 5.375% due 8/1/14	1,949,728
2,000,000	AAA	Pennsylvania State Department of General Services, COP, FSA-Insured, 5.250% due 5/1/16	2,183,760

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pennsylvania (continued)
		Pennsylvania State, Second Series:
$5,000,000	AAA	Call 10/1/09 @ 101, 5.750% due 10/1/17 (a)(e)	$5,591,200
4,000,000	AAA	Call 5/1/12 @ 100, 5.500% due 5/1/15 (a)(e)	4,554,200
		Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue:
1,000,000	A+	Series A, Allegheny Delaware Valley Obligation Group, MBIA-Insured, 6.250% due 1/15/18	1,136,670
3,330,000	AAA	Series A, University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,583,746
		Philadelphia, PA, Authority for Industrial Development, Series B:
2,000,000	AAA	5.500% due 10/1/15	2,227,640
1,000,000	AAA	FSA-Insured, 5.500% due 10/1/19	1,104,380
		Philadelphia, PA, Gas Works Revenue, Third Series:
1,675,000	AAA	5.500% due 8/1/17	1,845,163
3,240,000	AAA	FSA-Insured, 5.500% due 8/1/19	3,552,498
		Philadelphia, PA:
2,000,000	AAA	GO, FSA-Insured, 5.250% due 9/15/18	2,163,020
		School District, Series A, FSA-Insured, Call 2/1/12 @ 100:
2,000,000	AAA	5.500% due 2/1/20 (e)	2,261,700
1,865,000	AAA	5.500% due 2/1/21 (e)	2,109,035
2,000,000	AAA	School District, Series B, Call 8/1/12 @ 100, 5.625% due 8/1/18 (e)	2,295,100
		Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA-Insured:
2,000,000	AAA	5.625% due 9/1/15	2,200,540
1,500,000	AAA	5.625% due 9/1/19	1,638,165
1,265,000	NR	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (b)	1,419,823
1,445,000	AA	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian-Insured, 5.500% due 12/1/18	1,597,491
1,000,000	AAA	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	1,331,690
570,000	AAA	Westmoreland County, PA, Municipal Authority, 9.125% due 7/1/10 (b)	628,311

		Total Pennsylvania	58,210,476

Puerto Rico — 0.3%
2,100,000	AAA	Puerto Rico Highway and Transportation Authority Highway Revenue, Refunding, Series AA, 5.000% due 7/1/06	2,270,919

Rhode Island — 0.6%
1,000,000	AAA	Cranston, RI, FGIC-Insured, Call 11/15/09 @ 101, 6.375% due 11/15/14 (e)	1,146,540
1,000,000	AAA	Providence, RI, Public Building Authority, General Revenue, Series A, MBIA-Insured, 5.375% due 12/15/21	1,100,010
2,000,000	Aaa(d)	Woonsocket, RI, GO, FGIC-Insured, 5.375% due 10/1/20	2,185,520

		Total Rhode Island	4,432,070

South Carolina — 1.4%
1,080,000	AAA	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	1,272,661
		Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow:
3,000,000	AA-	6.000% due 12/1/21	3,401,340
1,000,000	AA-	Call 12/1/12 @ 101, 5.875% due 12/1/19 (e)	1,174,990
4,530,000	AAA	South Carolina Transportation Infrastructure Bank Revenue, Series A, 5.000% due 10/1/15 (a)	4,870,203

		Total South Carolina	10,719,194

South Dakota — 0.4%
2,635,000	Aa2(d)	Minnehaha County, SD, Limited Tax Certificates, Call 12/1/10 @ 100, 5.625% due 12/1/19 (e)	2,928,934

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tennessee — 1.4%
$5,000,000	AAA	Elizabethton, TN, Health & Educational Facilities Board Revenue, Series B, 5.750% due 7/1/23 (a)	$5,550,250
300,000	Aaa(d)	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (b)	337,005
2,000,000	AA	Memphis, TN, General Improvement, Call 4/1/08 @ 101, 5.250% due 4/1/16 (e)	2,146,100
1,000,000	AAA	Memphis-Shelby County, TN, Airport Authority, Airport Revenue, Series D, AMBAC-Insured, 6.250% due 3/1/14 (c)	1,126,050
2,000,000	AAA	Memphis-Shelby County, TN, Sports Authority Inc. Revenue, Memphis Arena Project, Series A, 5.500% due 11/1/18	2,260,340

		Total Tennessee	11,419,745

Texas — 9.7%
		Austin, TX:
1,000,000	BBB-	Convention Enterprises Inc., Convention Center, First Tier, Series A, 6.600% due 1/1/21	1,086,910
2,620,000	AA+	Public Improvement, Call 9/1/09 @ 100, 5.500% due 9/1/19 (e)	2,881,371
		Bexar County, TX, Housing Finance Corp. MFH Revenue, Series A:
440,000	Baa1(d)	American Opportunity For Housing-Nob Hill Apartments LLC, 6.000% due 6/1/21	447,995
700,000	Aaa(d)	The Waters At Northern Hill Apartments, MBIA-Insured, 5.800% due 8/1/21	726,740
2,000,000	AAA	Bexar County, TX, Metropolitan Water District Waterworks, AMBAC-Insured, Call 5/1/15 @ 100, 5.000% due 5/1/19 (e)	2,226,280
40,000	AAA	Brownsville, TX, Utilities Systems Revenue, AMBAC-Insured, 9.400% due 1/1/13 (b)	49,732
3,000,000	CCC	Dallas-Fort Worth, TX, International Airport Facility, Improvement Corp. Revenue, Refunding, American Airlines, Series C, 5/1/29 mandatory tender, 6.150% due 11/1/07 (c)(i)	2,825,010
1,510,000	AAA	Donna ISD, 5.000% due 2/15/20	1,628,173
2,855,000	AAA	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	3,264,892
		El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
415,000	A3(d)	La Plaza Apartments,6.700% due 7/1/20	439,373
		American Village Communities:
1,250,000	A3(d)	6.250% due 12/1/20	1,313,275
1,000,000	A3(d)	6.250% due 12/1/24	1,042,570
1,000,000	AAA	Fort Bend, TX, ISD, PSFG, 5.500% due 2/15/16	1,078,820
2,000,000	AA	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due 2/15/18 (e)	2,277,820
1,000,000	AAA	Grand Prairie, TX, Housing Finance Corp., MFH Revenue, Landings of Carrier Project, Series A, GNMA-Collateralized, 6.750% due 9/20/32	1,127,350
5,000,000	BB	Gulf Coast of Texas IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(c)	5,616,500
		Harlandale, TX, ISD, Refunding, PSFG-Insured:
990,000	AAA	Call 8/15/10 @ 100, 6.000% due 8/15/16 (e)	1,125,135
10,000	AAA	GO, Unrefunded Balance, 6.000% due 8/15/16	11,289
		Harris County, TX, Houston Sports Authority Revenue, Series G:
1,125,000	AAA	5.250% due 11/15/16	1,232,280
3,000,000	AAA	MBIA-Insured, 5.750% due 11/15/19	3,331,110
3,410,000	AAA	Houston, TX, Airport Systems Revenue, 9.500% due 7/1/10 (a)(b)	3,996,861
		Houston, TX, FSA-Insured:
910,000	AAA	Call 9/1/10 @ 100, 5.750% due 3/1/18 (e)	1,019,846
90,000	AAA	Unrefunded Balance, 5.750% due 3/1/18	100,185
4,000,000	AAA	Houston, TX, Interdepartmental School District, Refunding, Series A, 5.250% due 2/15/18 (a)(e)	4,319,720

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas (continued)
		Houston, TX, Water & Sewer Systems Revenue, Refunding, Jr. Lien:
$1,000,000	AAA	Series A, FSA-Insured, 5.500% due 12/1/17	$1,111,980
4,545,000	AAA	Series B, Call 12/1/10 @ 100, 5.750% due 12/1/16 (a)(e)	5,125,306
2,850,000	NR	Midlothian, TX, Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21	3,128,417
3,515,000	Aaa(d)	Midlothian, TX, ISD, Capital Appreciation Bonds, PSFG, zero coupon bond to yield 6.166%, due 2/15/17	1,821,227
1,800,000	AAA	Montgomery, TX, GO, ISD, PSFG, 5.500% due 2/15/17	1,988,568
1,230,000	A	North Forest ISD, ACA-Insured, 6.500% due 8/15/17	1,483,269
755,000	Aaa(d)	Panhandle, TX, Regional Housing Finance, Series A, GNMA-Collateralized, 6.500% due 7/20/21	853,014
675,000	AAA	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08 (a)(b)	745,673
		Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue:
2,000,000	A	6.625% due 11/15/20	2,241,320
4,000,000	AA-	Baylor Health Care Systems Project,5.750% due 11/15/19	4,436,800
130,000	AAA	Tarrant County, TX, Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	148,470
1,000,000	Baa3(d)	Texas State Student Housing Corp., Student Housing Revenue, Midwestern State University Project, 6.500% due 9/1/22	1,065,890
2,000,000	AAA	Texas Technical University Revenue Financing System, Seventh Series, MBIA-Insured, 5.500% due 8/15/18	2,226,600
3,500,000	AAA	Texas Water Development Board Revenue, Revolving Fund, Senior Lien, Series B, 5.250% due 7/15/17	3,780,105
2,000,000	AAA	University of Texas Revenue Financing System, Series B, Call 8/15/11 @ 100, 5.375% due 8/15/18 (e)	2,244,260
1,000,000	AAA	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC-Insured, 5.375% due 8/1/19	1,094,830

		Total Texas	76,664,966

Utah — 1.5%
2,000,000	Aaa(d)	Davis County, UT, School District, School Board Guarantee Program, Refunding, Series B, 5.000% due 6/1/16	2,250,580
2,500,000	AAA	Intermountain Power Agency, UT, Power Supply Revenue, Refunding, Series B, MBIA-Insured, 5.750% due 7/1/19	2,680,725
		Provo, UT, Electric Revenue:
955,000	AAA	10.125% due 4/1/15 (b)	1,281,419
1,045,000	AAA	MBIA-Insured, 10.125% due 4/1/15 (b)	1,402,181
10,000	AAA	Series A, AMBAC-Insured, 10.375% due 9/15/15 (b)	13,697
1,500,000	AAA	Salt Lake County, UT, Hospital Revenue, IHC Health Services, Inc., AMBAC-Insured, 5.500% due 5/15/13	1,665,615
		Spanish Fork City, UT, Water Revenue:
240,000	Aaa(d)	FSA-Insured, 5.500% due 6/1/17	273,619
760,000	Aaa(d)	Unrefunded Balance, FSA-Insured, Call 6/1/12 @ 100, 5.500% due 6/1/17 (e)	851,481
1,000,000	AAA	Utah State Board Regents, Utah State University Hospital, MBIA-Insured, 5.500% due 8/1/18	1,128,290

		Total Utah	11,547,607

Vermont — 0.2%
1,415,000	BBB+	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, Series A, 5.500% due 6/15/12	1,481,349

Virginia — 2.2%
1,445,000	AA	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,606,811
1,305,000	AA	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian-Insured, 5.500% due 10/1/15	1,485,390

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Virginia (continued)
$1,000,000	AAA	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA-Insured, 6.000% due 4/1/12 (c)	$1,054,940
750,000	A	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA-Insured, 6.000% due 12/1/22	814,973
2,000,000	B2(d)	Rockbridge County, VA, IDA, Revenue, Virginia Horse Center Foundation, Series C, 6.850% due 7/15/21	1,921,380
1,750,000	AA+	Virginia State Public Building Authority, Public Facilities Revenue, Series A, Call 8/1/10 @ 100, 5.750% due 8/1/20 (e)	1,958,127
5,035,000	AAA	Virginia State Resources Authority, Clean Water Reserve, Revolving Fund, 5.400% due 10/1/18 (a)	5,605,919
3,000,000	BBB+	York County, VA, IDA, PCR, Virginia Electrical & Power Co., 5.500% due 7/1/09	3,132,870

		Total Virginia	17,580,410

Washington — 1.2%
4,000,000	AAA	Energy Northwest Washington Electric Revenue, Refunding, Project Number 1, Series A, 5.500% due 7/1/14 (a)	4,473,600
2,000,000	AAA	Pierce County, WA, School District North 10 Tacoma, FGIC-Insured, 5.375% due 12/1/14 (e)	2,249,980
		Radford Court Properties, WA, Student Housing Revenue, MBIA-Insured:
1,695,000	AAA	6.000% due 6/1/17	1,918,265
1,000,000	AAA	5.375% due 6/1/19	1,086,550

		Total Washington	9,728,395

West Virginia — 0.3%
2,200,000	BBB-	South Charleston, WV, PCR, Revenue Refunding, Union Carbide, Remarketed 5/1/91, 7.625% due 8/1/05	2,202,178

Wisconsin — 0.7%
115,000	AAA	Oshkosh, WI, Hospital Facility Revenue, Mercy Medical Center, Call 7/1/07 @ 100, 7.375% due 7/1/09 (e)	121,608
2,000,000	AA-	Wisconsin State, Series B, Call 5/1/11 @ 100, 5.500% due 5/1/14 (e)	2,244,640
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Health Care, Inc., 6.000% due 7/1/17	1,089,980
1,500,000	A	Wheaton Franciscan Services, Inc., 6.000% due 8/15/15	1,687,905

		Total Wisconsin	5,144,133

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $719,111,850)	751,426,856

SHORT-TERM INVESTMENTS — 3.9%
California — 0.7%
3,000,000	A-1+	California State Department of Water Resources, Power Supply Revenue, Series B1, 2.450% due 7/6/05 (l)	3,000,000
2,500,000	A-1+	California State Economic Recovery, Series C-4, SPA-JPMorgan Chase Bank, 2.450% due 7/6/05 (l)	2,500,000

		Total California	5,500,000

Florida — 0.3%
1,200,000	A-1+	Jacksonville, Florida Electric Authority Revenue, Electric Systems, Series B, 2.500% due 7/6/05 (l)	1,200,000
1,000,000	VMIG1(d)	Palm Beach County, FL, Health Facilities Authority, Health Facility Revenue, Bethesda Healthcare System Project, LOC-Suntrust Bank, 2.480% due 7/6/05 (l)	1,000,000

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida (continued)
$500,000	VMIG1(d)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 2.530% due 7/6/05 (l)	$500,000

		Total Florida	2,700,000

Georgia — 0.5%
2,000,000	A-1+	Burke County, GA, Development Authority PCR, Oglethorpe Power Corp. Project C, MBIA-Insured, 2.480% due 7/6/05	2,000,000
2,000,000	A-1+	Fulton County, GA, Development Authority, Residential Care Facilities, Lenbrook Square Foundation, 2.540% due 7/6/05 (l)	2,000,000

		Total Georgia	4,000,000

Illinois — 0.2%
200,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 2.450% due 7/6/05 (l)	200,000
1,000,000	A-1+	Illinois Health Facilities Authority, University of Chicago Hospital Project, Series C, MBIA-Insured, 2.410% due 7/6/05 (l)	1,000,000

		Total Illinois	1,200,000

New Jersey — 0.1%
500,000	A-1+	New Jersey State EFA Revenue, Princeton University, Series B, 2.330% due 7/6/05 (l)	500,000

New York — 0.3%
1,000,000	A-1+	New York City, NY, Municipal Water Finance Authority, Series A, 2.460% due 7/6/05 (l)	1,000,000
1,200,000	A-1+	New York City, NY, TFA Revenue, NYC Recovery, Series 3, Subordinated Series 3-F, SPA-Bank of New York, 2.480% due 7/6/05 (l)	1,200,000

		Total New York	2,200,000

Pennsylvania — 0.4%
2,000,000	A-1+	Geisinger Authority, PA, Health Systems Revenue, Geisinger Health Systems,, 2.500% due 7/1/05 (l)	2,000,000
1,500,000	A-1+	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue, Children’s Hospital Project, Series A, 2.500% due 7/6/05 (l)	1,500,000

		Total Pennsylvania	3,500,000

Tennessee — 0.2%
1,000,000	VMIG1(d)	Blount County, TN, Public Building Authority, Local Government Public Improvement, Series A-2E, 2.480% due 7/6/05 (l)	1,000,000
300,000	VMIG1(d)	Sevier County, TN, Public Building Authority, Local Government Improvement, Series VI-C-5, AMBAC-Insured, 2.480% due 7/6/05 (l)	300,000

		Total Tennessee	1,300,000

Texas — 0.9%
1,000,000	A-1+	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, Series B-2, MBIA-Insured, 2.500% due 7/6/05 (l)	1,000,000

See Notes to Schedule of Investments.

LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas (continued)
		Harris County, TX, Health Facilities Development Corp. Revenue:
$2,400,000	A-1+	St. Luke’s Episcopal Hospital, Series B, 2.500% due 7/6/05 (l)	$2,400,000
2,000,000	A-1+	Texas Medical Center Project, Series B, 2.500% due 7/6/05 (l)	2,000,000
2,000,000	VMIG1(d)	Young Mens Christian Association, 2.500% due 7/6/05 (l)	2,000,000

		Total Texas	7,400,000

Utah — 0.3%
2,000,000	A-1+	Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 2.550% due 7/6/05 (l)	2,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $30,300,000)	30,300,000

		TOTAL INVESTMENTS — 98.7% (Cost — $749,411,850#)	781,726,856
		Other Assets in Excess of Liabilities — 1.3%	10,405,642

		TOTAL NET ASSETS — 100.0%	$792,132,498

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Bonds are escrowed to maturity by government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)	Rating by Moody’s Investors Service.

(e)	Pre-Refunded bonds are escrowed with government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(g)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

(h)	Security is currently in default.

(i)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rating by Fitch Rating Service.

(l)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Summary of Investments by Industry *
Pre-Refunded	19.1%
Hospitals	13.5
Escrowed to Maturity	9.7
Education	9.2
Transportation	8.4
General Obligation	7.3
Utilities	5.6
Public Facilities	5.4
Water & Sewer	5.4
Miscellaneous	4.9
Other	11.5
100.0%

*	As a percentage of total investments.

See Bond Ratings pages following the Schedule of Investments.

Abbreviations used in this schedule:

ACA - American Capital Assurance.

AMBAC - Ambac Assurance Corporation.

CONNIE LEE - College Construction Loan Insurance Association.

COP - Certificate of Participation.

DFA - Development Finance Agency.

EDA - Economic Development Authority.

EFA - Educational Facilities Authority.

FGIC - Financial Guaranty Insurance Company.

FHA - Federal Housing Administration.

FNMA - Federal National Mortgage Association.

FSA - Financial Security Assurance.

GNMA - Government National Mortgage Association.

GO - General Obligation.

HDC - Housing Development Corporation.

HEFA - Health & Educational Facilities Authority.

HFA - Housing Finance Authority.

IBC - Insured Bond Certificates.

IDA - Industrial Development Authority.

IFA - Industrial Finance Agency.

ISD - Independent School District.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corporation.

See Notes to Schedule of Investments.

Limited Term Portfolio

Schedule of Investments (unaudited) (continued)	June 30, 2005

MFH - Multi-Family Housing.

PCR - Pollution Control Revenue.

PSFG - Permanent School Fund Guaranty.

Radian - Radian Assets Assurance.

RITES - Residual Interest Tax-Exempt Securities.

SPA - Standby Bond Purchase Agreement.

TFA - Transitional Finance Authority.

VA - Veterans Administration.

See Notes to Schedule of Investments.

Bond Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

NR	—	Indicates that the bond is not rated by Satandar & Poor’s or Moody’s

Fitch Rating Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings

(unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Limited Term Portfolio (the “Fund”), a separate diversified investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,399,443
Gross unrealized depreciation	(4,084,437)

Net unrealized appreciation	$32,315,006

At June 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U. S. Treasury Bonds	2,250	9/05	$261,703,125	$267,187,500	$(5,484,375)

ITEM 2.     CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
Chief Executive Officer

Date August 29, 2005

By	/s/ ROBERT J. BRAULT
Chief Financial Officer

Date August 29, 2005